American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Corporate Bond ETF (KORP)
November 30, 2019

American Century Diversified Corporate Bond ETF - Schedule of Investments
NOVEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 98.1%
Airlines — 0.5%
Delta Air Lines, Inc., 3.80%, 4/19/23	519,000	535,382
Automobiles — 1.5%
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	810,000	807,530
General Motors Co., 4.875%, 10/2/23	671,000	723,802
		1,531,332
Banks — 19.3%
Bank of America Corp., MTN, VRN, 3.56%, 4/23/27	1,279,000	1,350,303
Bank of America Corp., VRN, 3.00%, 12/20/23	1,279,000	1,306,492
BB&T Corp., MTN, 2.05%, 5/10/21	747,000	747,685
CIT Group, Inc., 5.00%, 8/1/23	469,000	505,929
Citigroup, Inc., 4.05%, 7/30/22	1,127,000	1,177,286
Citigroup, Inc., 3.40%, 5/1/26	1,127,000	1,184,148
Discover Bank, 4.65%, 9/13/28	895,000	1,006,097
Huntington Bancshares, Inc., 2.30%, 1/14/22	1,846,000	1,854,331
JPMorgan Chase & Co., 3.375%, 5/1/23	2,231,000	2,313,739
JPMorgan Chase & Co., VRN, 3.70%, 5/6/30	400,000	430,788
KeyCorp, MTN, 4.15%, 10/29/25	1,418,000	1,549,955
Regions Financial Corp., 2.75%, 8/14/22	1,846,000	1,874,747
Royal Bank of Scotland Group plc, VRN, 3.75%, 11/1/29	500,000	504,596
SunTrust Bank, 2.45%, 8/1/22	1,494,000	1,505,899
Wells Fargo & Co., 4.125%, 8/15/23	1,876,000	1,989,378
		19,301,373
Beverages — 1.5%
Constellation Brands, Inc., 3.20%, 2/15/23	861,000	885,243
Keurig Dr Pepper, Inc., 4.06%, 5/25/23	595,000	629,498
		1,514,741
Biotechnology — 2.1%
AbbVie, Inc., 2.60%, 11/21/24(1)	650,000	653,686
AbbVie, Inc., 3.20%, 5/14/26	595,000	613,135
Biogen, Inc., 3.625%, 9/15/22	817,000	850,416
		2,117,237
Building Products — 0.5%
Masco Corp., 4.375%, 4/1/26	481,000	522,320
Capital Markets — 5.6%
Goldman Sachs Group, Inc. (The), VRN, 2.91%, 6/5/23	1,846,000	1,873,679
Goldman Sachs Group, Inc. (The), VRN, 4.22%, 5/1/29	400,000	440,931
Morgan Stanley, MTN, 4.10%, 5/22/23	2,098,000	2,217,715
Morgan Stanley, MTN, VRN, 4.43%, 1/23/30(2)	400,000	451,501
S&P Global, Inc., 4.00%, 6/15/25	557,000	604,896
		5,588,722
Chemicals — 2.4%
Albemarle Corp., 4.15%, 12/1/24	519,000	555,472
Dow Chemical Co. (The), 4.80%, 11/30/28(2)	709,000	802,675

Olin Corp., 5.125%, 9/15/27	480,000	499,115
Westlake Chemical Corp., 3.60%, 8/15/26	540,000	558,372
		2,415,634
Construction Materials — 0.5%
Vulcan Materials Co., 4.50%, 4/1/25	471,000	509,193
Consumer Finance — 8.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.45%, 10/1/25	600,000	646,064
Ally Financial, Inc., 4.625%, 5/19/22	469,000	491,647
American Express Co., 2.50%, 8/1/22	1,846,000	1,866,028
Capital One Financial Corp., 3.50%, 6/15/23	985,000	1,022,901
Capital One Financial Corp., 3.80%, 1/31/28	1,003,000	1,065,247
Discover Financial Services, 3.85%, 11/21/22	985,000	1,032,300
Synchrony Financial, 3.75%, 8/15/21	1,988,000	2,037,442
		8,161,629
Containers and Packaging — 0.5%
Berry Global, Inc., 4.875%, 7/15/26(1)	432,000	452,790
Diversified Financial Services — 0.6%
Voya Financial, Inc., 3.65%, 6/15/26	543,000	573,876
Diversified Telecommunication Services — 1.8%
AT&T, Inc., 3.40%, 5/15/25	747,000	780,218
Verizon Communications, Inc., 5.15%, 9/15/23	937,000	1,042,784
		1,823,002
Electric Utilities — 4.5%
Duke Energy Corp., 2.65%, 9/1/26	747,000	753,013
Edison International, 4.125%, 3/15/28	554,000	560,590
Enel Americas SA, 4.00%, 10/25/26	771,000	792,864
Exelon Corp., 3.50%, 6/1/22	823,000	843,970
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	747,000	798,467
PSEG Power LLC, 3.00%, 6/15/21	747,000	755,848
		4,504,752
Entertainment — 1.5%
Activision Blizzard, Inc., 2.30%, 9/15/21	709,000	711,904
Activision Blizzard, Inc., 3.40%, 6/15/27	709,000	742,834
		1,454,738
Equity Real Estate Investment Trusts (REITs) — 5.1%
American Tower Corp., 3.125%, 1/15/27	1,393,000	1,423,675
AvalonBay Communities, Inc., MTN, 3.30%, 6/1/29	747,000	791,811
Boston Properties LP, 2.75%, 10/1/26	595,000	601,308
Essex Portfolio LP, 4.00%, 3/1/29	595,000	648,093
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	358,000	376,113
Simon Property Group LP, 2.45%, 9/13/29	699,000	688,282
SITE Centers Corp., 3.625%, 2/1/25	557,000	573,733
		5,103,015
Food Products — 1.4%
Kraft Heinz Foods Co., 4.00%, 6/15/23	519,000	543,109
Mondelez International Holdings Netherlands BV, 2.125%, 9/19/22(1)	810,000	808,854
		1,351,963
Health Care Equipment and Supplies — 1.0%
Becton Dickinson and Co., 3.73%, 12/15/24	432,000	457,559

DH Europe Finance II Sarl, 2.60%, 11/15/29	500,000	503,194
		960,753
Health Care Providers and Services — 5.2%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	506,000	516,747
Anthem, Inc., 4.10%, 3/1/28	519,000	565,405
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	470,000	488,716
Centene Corp., 5.375%, 6/1/26(1)	250,000	265,944
Cigna Corp., 3.05%, 10/15/27(1)	899,000	910,679
CVS Health Corp., 4.30%, 3/25/28	747,000	815,306
DaVita, Inc., 5.125%, 7/15/24	432,000	444,416
HCA, Inc., 4.125%, 6/15/29	595,000	626,917
Universal Health Services, Inc., 4.75%, 8/1/22(1)	505,000	511,625
		5,145,755
Hotels, Restaurants and Leisure — 0.6%
Hyatt Hotels Corp., 4.85%, 3/15/26	557,000	619,095
Household Durables — 1.2%
DR Horton, Inc., 4.75%, 2/15/23	663,000	709,070
Toll Brothers Finance Corp., 3.80%, 11/1/29	506,000	499,688
		1,208,758
Insurance — 1.3%
Allstate Corp. (The), VRN, 5.75%, 8/15/53	350,000	377,657
American International Group, Inc., 4.25%, 3/15/29	481,000	533,354
Prudential Financial, Inc., VRN, 5.625%, 6/15/43	350,000	379,668
		1,290,679
Internet and Direct Marketing Retail — 0.8%
Expedia Group, Inc., 3.80%, 2/15/28	747,000	774,779
IT Services — 1.4%
Fiserv, Inc., 3.50%, 7/1/29	595,000	626,058
Global Payments, Inc., 2.65%, 2/15/25	747,000	749,900
		1,375,958
Leisure Products — 0.9%
Hasbro, Inc., 3.50%, 9/15/27	937,000	928,000
Machinery — 1.5%
Caterpillar Financial Services Corp., MTN, 1.85%, 9/4/20	1,494,000	1,493,345
Media — 1.4%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	505,000	554,043
Comcast Corp., 3.30%, 2/1/27	747,000	793,375
		1,347,418
Metals and Mining — 2.3%
Kinross Gold Corp., 4.50%, 7/15/27	1,051,000	1,100,925
Newmont Goldcorp Corp., 3.50%, 3/15/22	557,000	572,448
Southern Copper Corp., 3.875%, 4/23/25	557,000	584,371
		2,257,744
Multi-Utilities — 0.5%
CenterPoint Energy, Inc., 4.25%, 11/1/28	432,000	470,001
Multiline Retail — 0.6%
Dollar General Corp., 4.15%, 11/1/25	580,000	630,074
Oil, Gas and Consumable Fuels — 9.9%
Cenovus Energy, Inc., 3.00%, 8/15/22	1,049,000	1,061,174
Cimarex Energy Co., 3.90%, 5/15/27	822,000	838,474

Concho Resources, Inc., 4.375%, 1/15/25	944,000	976,054
Diamondback Energy, Inc., 4.75%, 11/1/24	506,000	525,678
Energy Transfer Operating LP, 5.50%, 6/1/27	1,012,000	1,120,137
Enterprise Products Operating LLC, 3.75%, 2/15/25	1,012,000	1,075,814
EQM Midstream Partners LP, 4.125%, 12/1/26	546,000	476,491
HollyFrontier Corp., 5.875%, 4/1/26	938,000	1,050,150
Marathon Oil Corp., 4.40%, 7/15/27	864,000	930,936
ONEOK, Inc., 4.00%, 7/13/27	1,012,000	1,067,296
Plains All American Pipeline LP / PAA Finance Corp., 3.60%, 11/1/24	790,000	806,121
		9,928,325
Paper and Forest Products — 0.6%
Fibria Overseas Finance Ltd., 5.50%, 1/17/27	519,000	566,565
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co., 2.875%, 8/15/20(1)	1,180,000	1,188,181
Bristol-Myers Squibb Co., 2.90%, 7/26/24(1)	600,000	619,016
Zoetis, Inc., 4.50%, 11/13/25	864,000	953,529
		2,760,726
Professional Services — 0.9%
Thomson Reuters Corp., 3.35%, 5/15/26	899,000	931,218
Semiconductors and Semiconductor Equipment — 1.7%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.65%, 1/15/23	827,000	828,360
KLA Corp., 4.10%, 3/15/29	785,000	861,607
		1,689,967
Software — 1.6%
Citrix Systems, Inc., 4.50%, 12/1/27	779,000	847,473
VMware, Inc., 3.90%, 8/21/27	753,000	789,547
		1,637,020
Technology Hardware, Storage and Peripherals — 2.3%
Apple, Inc., 2.45%, 8/4/26	747,000	759,208
Dell International LLC / EMC Corp., 5.45%, 6/15/23(1)	140,000	151,871
Dell International LLC / EMC Corp., 4.00%, 7/15/24(1)	519,000	542,075
Seagate HDD Cayman, 4.875%, 3/1/24	823,000	869,535
		2,322,689
Textiles, Apparel and Luxury Goods — 0.7%
Tapestry, Inc., 4.25%, 4/1/25	699,000	734,228
Wireless Telecommunication Services — 1.4%
Rogers Communications, Inc., 3.00%, 3/15/23	1,317,000	1,345,759
TOTAL CORPORATE BONDS (Cost $96,113,727)		97,880,555
TEMPORARY CASH INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,194,951)	1,194,951	1,194,951
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $532,040)	532,040	532,040
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $97,840,718)		99,607,546
OTHER ASSETS AND LIABILITIES — 0.2%		210,183
TOTAL NET ASSETS — 100.0%		$99,817,729

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $6,593,437, which represented 6.6% of total net assets.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $512,178. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $532,040.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	97,880,555	—
Temporary Cash Investments	1,194,951	—	—
Temporary Cash Investments - Securities Lending Collateral	532,040	—	—
	1,726,991	97,880,555	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.